Cash, Cash Equivalents and Current Marketable Securities (Tables)	12 Months Ended
Dec. 29, 2013
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Current Marketable Securities
At the end of 2013 and 2012, cash, cash equivalents and current marketable securities were comprised of:

(Dollars in Millions)	2013	2012
Cash	$2,789	3,032
Government securities and obligations	7,632	7,622
Reverse repurchase agreements	15,006	7,701
Corporate debt securities	1,467	622
Money market funds	1,886	1,406
Time deposits	426	706
Total cash, cash equivalents and current marketable securities	$29,206	21,089